Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Incentive Unit Activity

A summary of the Incentive Unit activity for the nine months ended September 30, 2019 is as follows:

	Incentive Units
	Number of Incentive Units	Grant-date Fair Value
	(In thousands)
Outstanding—January 1, 2019	3,272	$1.49
Vested	(3,058)	0.88

Outstanding—September 30, 2019	215	$10.04

A summary of the Incentive Unit activity for the nine months ended September 30, 2018 is as follows:

	Incentive Units
	Number of Incentive Units	Grant-date Fair Value
	(In thousands)
Outstanding—January 1, 2018	2,918	$0.45
Granted	354	10.04
Vested	—	—

Outstanding—September 30, 2018	3,272	$1.49

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Brigham LLC used the Black-Scholes option pricing valuation model with the following weighted-average assumptions:

	Incentive Units
	2018 Awards	2015 Awards	2013 Awards
Expected volatility	28%	33%	40%
Expected dividend yield	—	—	—
Expected term (in years)	0.7	3.7	6.2
Risk-free interest rates	2.45%	1.07%	0.94%
Weighted-average grant date fair value per Incentive Unit	$10.04	$0.03	$1.51

Performance- Based Restricted Stock Units
Expected dividend yield	8.1%
Risk-free interest rate	2.3%
Volatility	30.0%

Brigham Resources used the Black-Scholes option pricing valuation model with the following weighted-average assumptions:

	Incentive Units
	2018 Awards	2015 Awards	2013 Awards
Expected volatility	28%	33%	40%
Expected dividend yield	—	—	—
Expected term (in years)	0.7	3.7	6.2
Risk-free interest rates	2.45%	1.07%	0.94%
Weighted-average grant date fair value per Incentive Unit	$10.04	$0.03	$1.51
Total grant date fair value (in thousands)	$3,558	$55	$1,248

Schedule of Share-Based Compensation Expense

Share-based compensation cost recorded for each type of share-based compensation award, was as follows for the periods indicated:

	Three Months Ended September 30		Nine Months Ended September 30
	2019	2018	2019	2018
	(In thousands)
Incentive Units(1)(3)	$559	$—	$2,726	$—
RSAs(2)(3)	285	—	3,741	—
RSUs(3)	1,686	—	2,932	—
PSUs(4)	622	—	1,258	—
Capitalized share-based compensation(5)	(1,415)	—	(2,425)	—

Total share-based compensation expense	$1,737	$—	$8,232	$—

(1)

Includes a cumulative effect adjustment to share-based compensation cost of $2.0 million pertaining to the period from the grant date through the IPO date. No compensation expense was recorded prior to the IPO because the IPO was not considered probable.

(2)	Includes $3.2 million recorded at grant date of April 23, 2019, associated with 152,742 RSAs, which vested immediately.
(3)

Share-based compensation expense relating to Incentive Units, restricted stock awards and time-based restricted stock units with ratable vesting is recognized on a straight-line basis over the requisite service period for the entire award.

(4)	Share-based compensation expense relating to PSUs with cliff-vesting is recognized on a straight-line basis over the performance period for the entire award.
(5)

During the three and nine months ended September 30, 2019, Brigham Minerals capitalized $1.4 million and $2.4 million, respectively, of the share-based compensation to unevaluated property on its balance sheet.

Future Share-Based Compensation Expense

The following table reflects the future share-based compensation expense to be recorded for the share-based compensation awards that were outstanding at September 30, 2019, a portion of which will be capitalized:

	Incentive Units	RSAs	RSUs	PSUs	Total
	(In thousands)
2019	$178	$285	$1,686	$723	$2,872
2020	712	1,129	4,217	2,869	$8,927
2021	712	1,129	3,891	2,868	$8,600
2022	533	350	—	—	$883

Total	$2,135	$2,893	$9,794	$6,460	$21,282